SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Dec. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,200,000	1,047,000
Granted, net of granted for performance and dividends declared (in shares) | shares	573,000	471,000
Granted for performance (in shares) | shares	109,000	88,000
Granted for dividends declared (in shares) | shares	24,000	13,000
Settled - common shares (in shares) | shares	226,000	215,000
Settled - payment of withholding taxes (in shares) | shares	151,000	142,000
Forfeited (in shares) | shares	155,000	62,000
Number, outstanding, end of fiscal year (in shares) | shares	1,374,000	1,200,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 27.79	$ 27.18
Granted (in dollars per share) | $	29.82	29.38
Granted for performance (in dollars per share) | $	28.46	28.42
Granted for dividends declared (in dollars per share) | $	29.81	29.86
Settled - common shares (in dollars per share) | $	28.47	28.34
Settled - payment of withholding taxes (in dollars per share) | $	28.47	28.42
Forfeited (in dollars per shares) | $	27.99	27.66
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 28.52	$ 27.79